ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2022
Accumulated deficit	$ (7,918,484)		$ (7,702,310)	$ (7,263,963)
Common stock, shares issued	13,848,630		13,848,630	11,627,949
Common stock shares outstanding	13,848,630		13,848,630	11,627,949
Net loss	$ (191,049)	$ 10,423	$ (338,904)	$ (477,678)
Net cash used in operating activities	$ (86,216)	$ (65,195)	$ (72,739)	$ (68,937)
Preferred stock, shares issued	1,000		1,000	1,000
Preferred stock, shares outstanding	1,000		1,000	1,000
Glucose Health, Inc [Member]
Common stock, shares issued					13,848,630
Common stock shares outstanding					13,848,630
Preferred stock, shares issued	3,781,002				3,781,002
Preferred stock, shares outstanding	3,781,002				3,781,002